Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies
2.	Basis of Presentation and Summary of Significant Accounting Policies:

a.

Use of Estimates. The preparation of financial statements and accompanying notes in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires the General Partner to make estimates and assumptions that affect the reported amounts of assets and liabilities, income and expenses, and related disclosures of contingent assets and liabilities in the financial statements and accompanying notes. As a result, actual results could differ from these estimates.

The liquidation basis of accounting requires Charter Campbell and Charter WNT to record their respective assets and liabilities at values expected to be received or paid in liquidation. The change in basis of accounting from the going concern basis to the liquidation basis did not have a material effect on Charter Campbell’s or Charter WNT’s carrying value of assets and liabilities or their results of operations. All carrying values, including net unrealized appreciation or depreciation on open contracts which are carried at fair value, are expected to be realized by the General Partner during liquidation. Also, the liquidation basis of accounting requires the financial statements to include a statement of net assets or a statement of changes in net assets available to partners. The respective Statements of Changes in Partners’ Capital for Charter Campbell and Charter WNT (included herein) present the same information and thus the respective financial statements include a statement of net assets available to partners of Charter Campbell and Charter WNT for the year ended December 31, 2016.

b.

Profit Allocation. The General Partner and each limited partner of Charter Aspect share in the profits and losses of Charter Aspect in proportion to the amount of partnership interest owned by each, except that no limited partner is liable for the obligations of Charter Aspect in excess of its capital contributions and profits, if any, net of distributions or redemptions and losses, if any.

The General Partner and each limited partner of Charter Campbell and Charter WNT shared in the profits and losses of Charter Campbell and Charter WNT, respectively, in proportion to the amount of partnership interest owned by each, except that no limited partner was liable for the obligations of Charter Campbell or Charter WNT in excess of its capital contributions and profits, if any, net of distributions or redemptions and losses, if any.

c.	Statement of Cash Flows. The Partnerships are not required to provide a Statement of Cash Flows.

d.

Partnerships’ Investments. All Futures Interests of Charter Aspect are, and all Futures Interests of Charter Campbell and Charter WNT were, held for trading purposes. Such Futures Interests include or included derivative financial instruments and derivative commodity instruments. Charter Aspect’s Futures Interests are, and Charter Campbell’s and Charter WNT’s Futures Interests were, recorded on trade date. Charter Aspect’s open contracts are, and Charter Campbell’s and Charter WNT’s open contracts were, recorded at fair value (as described in Note 6, “Fair Value Measurements”) at the measurement date. Charter Aspect’s investments in Futures Interests denominated in foreign currencies are, and Charter Campbell’s and Charter WNT’s investments in Futures Interests denominated in foreign currencies were, translated into U.S. dollars at the exchange rates prevailing at the measurement date. Charter Aspect’s gains or losses are, and Charter Campbell’s and Charter WNT’s gains and losses were, realized at the time of contract liquidation using the first-in, first-out method. Unrealized gains or losses on open contracts are included as a component of equity in trading account in the respective Partnership’s Statements of Financial Condition. Net realized gains or losses and net change in unrealized gains or losses are included in the respective Partnership’s Statements of Income and Expenses.

e.

Fair Value of Financial Instruments. The carrying value of the Partnerships’ assets and liabilities presented in the respective Statements of Financial Condition that qualify as financial instruments under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 825, “Financial Instruments,” approximates fair value due to the short term nature of such balances.

f.

Restricted and Unrestricted Cash. The cash held by Charter Aspect that is available for Futures Interests trading is on deposit in a commodity brokerage account with MS&Co. Prior to December 31, 2016 (termination of operations for Charter Campbell and Charter WNT), the cash held by Charter Campbell and Charter WNT that was available for Futures Interests trading was on deposit in respective commodity brokerage accounts with MS&Co. As reflected in the respective Partnership’s Statements of Financial Condition, through December 31, 2015, restricted cash equaled the cash portion of assets on deposit to meet margin requirements plus the cash required to offset unrealized losses on foreign currency forward and option contracts and offset unrealized losses only on the offsetting London Metal Exchange positions. Starting January 1, 2016, each Partnership’s restricted cash is equal to the cash portion of assets on deposit to meet margin requirements, as determined by the exchange or counterparty, and required by MS&Co. All of these amounts are or were maintained separately. At December 31, 2016 and 2015, the amount of cash held for margin requirements was $4,805,814 and $3,909,258 for Charter Aspect, $0 and $2,434,648 for Charter Campbell and $0 and $3,396,902 for Charter WNT, respectively. Cash that is not classified as restricted cash is therefore classified as unrestricted cash. Restricted and unrestricted cash includes cash denominated in foreign currencies of $(331,114) (proceeds of $329,863) and $240,854 (cost of $243,631) for Charter Aspect, $(33,779) (proceeds of $33,820) and $(230,412) (proceeds of $230,918) for Charter Campbell and $(425) (proceeds of $422) and $801,194 (cost of $807,121) for Charter WNT as of December 31, 2016 and 2015, respectively.

g.

Foreign Currency Transactions and Translations. Charter Aspect’s functional currency is, and Charter Campbell’s and Charter WNT’s functional currency was, the U.S. dollar; however, Charter Aspect may transact, and Charter Campbell and Charter WNT may have transacted, business in currencies other than the U.S. dollar. Charter Aspect’s assets and liabilities denominated in currencies other than the U.S. dollar are, and Charter Campbell’s and Charter WNT’s assets and liabilities denominated in currencies other than the U.S. dollar were, translated into U.S. dollars at the rate in effect at the date of the respective Statements of Financial Condition. Charter Aspect’s income and expense items denominated in currencies other than the U.S. dollar are, and Charter Campbell’s and Charter WNT’s income and expense items denominated in currencies other than the U.S. dollar were, translated into U.S. dollars at the rate in effect during the period.

h.

Income Taxes. Income taxes have not been listed as each partner is individually liable for the taxes, if any, on its share of the respective Partnership’s income and expenses. The General Partner has concluded that no provision for income tax is required in each Partnership’s financial statements. Charter Aspect files, and Charter Campbell and Charter WNT filed, U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The 2013 through 2016 tax years remain subject to examination by U.S. federal and most state tax authorities. The General Partner does not believe that there are any uncertain tax positions that require recognition of a tax liability.

i.

Revenue Recognition. For excess cash which is not invested by the General Partner in U.S. Treasury bills and/or other permitted investments, monthly, MS&Co. pays Charter Aspect interest income on 100% of its average daily equity maintained in cash in Charter Aspect’s account during each month at a rate equal to 80% of the monthly average of the 4-week U.S. Treasury bill discount rate. Prior to December 31, 2016 (termination of operations for Charter Campbell), MS&Co. paid Charter Campbell interest income on 100% of its average daily equity maintained in cash in Charter Campbell’s account during each month at a rate equal to 80% of the monthly average of the 4-week U.S. Treasury bill discount rate. Prior to December 31, 2016 (termination of operations for Charter WNT), MS&Co. paid Charter WNT interest income on 100% of its average daily equity maintained in cash in Charter WNT’s account during each month at a rate equal to 100% of the monthly average of the 4-week U.S. Treasury bill discount rate. MS&Co. and Ceres retain or retained any interest earned on such uninvested cash in excess of the interest paid to the Partnerships. For purposes of such interest payments, net assets do not or did not include monies due to the Partnerships on Futures Interests that have not been received.

j.

Brokerage and Related Transaction Fees and Costs. Prior to April 1, 2014, each Partnership accrued a flat rate brokerage fee that covered all brokerage fees, transaction fees and costs, and ordinary administrative expenses. The brokerage fees for the Partnerships were accrued at a flat monthly rate of 1/12 of 6.0% (a 6.0% annual rate) of the respective Partnership’s net assets as of the first day of each month.

Effective April 1, 2014, the flat rate brokerage fee for the Partnerships was reduced from a flat monthly rate of 1/12 of 6.0% (a 6.0% annual rate) to 1/12 of 4.0% (a 4.0% annual rate) of the respective Partnership’s net assets as of the first day of each month.

Effective October 1, 2014, the flat rate brokerage fee accrued by the Partnerships, equal to 1/12 of 4.0% (a 4.0% annual rate) of each Partnership’s net assets, was separated into (i) a general partner administrative fee (the “General Partner fee”) payable to the General Partner equal to an annual rate of 2.0% of the relevant Partnership’s net assets and (ii) an ongoing placement agent fee payable to Morgan Stanley Wealth Management equal to an annual rate of 2.0% of the relevant Partnership’s net assets.

Charter Campbell and Charter WNT no longer accrue General Partner fees or ongoing placement agent fees as a result of their respective terminations of operations effective December 31, 2016. The General Partner pays or reimburses Charter Aspect, and paid or reimbursed Charter Campbell and Charter WNT, for all fees and costs charged or incurred by MS&Co., the General Partner and/or their affiliates or any other entity acting as a commodity broker for the respective Partnership.

k.

Equity in Trading Account. The Partnerships’ asset “Equity in trading account” reflected in each Partnership’s Statements of Financial Condition, consists of (a) cash on deposit with MS&Co., a portion of which is to be used as margin for trading, (b) net unrealized gains on open futures contracts and net unrealized gains on open forward contracts, which are calculated as the difference between the original contract value and fair value and (c) U.S. Treasury bills, at fair value, as applicable.

Charter Aspect, in its normal course of business, enters into various contracts with MS&Co. acting as its commodity broker. Prior to their respective terminations of operations effective December 31, 2016, Charter Campbell and Charter WNT also entered into various contracts with MS&Co. acting as their commodity broker. Pursuant to brokerage agreements with MS&Co., to the extent that such trading results in unrealized gains or losses, these amounts are offset for Charter Aspect and are reported on a net basis in Charter Aspect’s Statements of Financial Condition. Prior to their respective terminations of operations effective December 31, 2016, Charter Campbell and Charter WNT were also subject to the offsetting of unrealized gains or losses and net basis reporting.

The Partnerships have offset their unrealized gains or losses on forward contracts executed with the same counterparty in their respective Statements of Financial Condition as allowable under the terms of their master netting agreements with MS&Co., the counterparty on such contracts. Charter Aspect has, and Charter Campbell and Charter WNT had, consistently applied their right to offset.

l.

Investment Company Status. Effective January 1, 2014, the Partnerships adopted Accounting Standards Update (“ASU”) 2013-08, “Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements” and based on the General Partner’s assessment, the Partnerships have been deemed to be investment companies since inception. Accordingly, Charter Aspect follows, and Charter Campbell and Charter WNT followed, the investment company accounting and reporting guidance of Topic 946. Additionally, Charter Aspect reflects, and Charter Campbell and Charter WNT reflected, their investments at fair value with unrealized gains and losses resulting from changes in fair value reflected in each Partnership’s respective Statements of Income and Expenses.

m.

Redemptions. Limited partners may redeem some or all of their Units in Charter Aspect at 100% of the net asset value per Unit. The request for redemptions must be delivered to a limited partner’s local Morgan Stanley Branch Office in time for it to be forwarded and received by Ceres no later than 3:00 P.M., New York City time, on the last day of the month in which the redemption is to be effective. Prior to December 31, 2016 (termination of operations for Charter Campbell and Charter WNT), limited partners of Charter Campbell and Charter WNT also had the right to redeem some or all of their Units in Charter Campbell and Charter WNT, respectively, at 100% of the net asset value per Unit.

n.

Distributions. Distributions out of Charter Aspect, other than redemptions of Units, are made on a pro-rata basis at the sole discretion of Ceres. Prior to their respective terminations of operations effective December 31, 2016, distributions out of Charter Campbell and Charter WNT, respectively, would have also been made on a pro-rata basis at the sole discretion of Ceres. No distributions have been made to date for any of the Partnerships. Ceres does not or did not intend to make any distributions of the Partnerships’ profits.

o.

Dissolution of the Partnerships. Charter Aspect will terminate on December 31, 2025, or at an earlier date if certain conditions occur as defined in Charter Aspect’s Limited Partnership Agreement. Charter Campbell and Charter WNT terminated operations on December 31, 2016.

p.

Net Income (Loss) Per Unit. Net income (loss) per unit of limited partnership interest (“Unit(s)”) for Charter Aspect is calculated in accordance with ASC 946, “Financial Services-Investment Companies.” Net income (loss) per Unit for Charter Campbell and Charter WNT were also calculated in accordance with the aforementioned guidance. See Note 7, “Financial Highlights.”

q.

Recent Accounting Pronouncement. In January 2016, the FASB issued ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities.” The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments for all entities that hold financial assets or owe financial liabilities. One of the amendments in this update eliminates the requirement for public business entities to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet or a description of changes in the methods and significant assumptions. Additionally, the update eliminates the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under Topic 946. For public business entities, this update is effective for fiscal years beginning after December 15, 2017, and interim periods therein. For other entities, it is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The General Partner is currently evaluating the impact this guidance will have on Charter Aspect’s financial statements and related disclosures.

r.

Reclassification. Certain prior period amounts have been reclassified to conform to current period presentation. Amounts previously presented as net unrealized gain (loss) on open contracts in each Partnership’s Statements of Financial Condition are now reported as net unrealized appreciation on open futures contracts, net unrealized depreciation on open futures contracts, net unrealized appreciation on open forward contracts and net unrealized depreciation on open forward contracts, as applicable. In addition, amounts previously presented as futures and forward contracts purchased and futures and forward contracts sold in each Partnership’s Condensed Schedules of Investments are now reported as futures contracts purchased, futures contracts sold, unrealized appreciation on open forward contracts and unrealized depreciation on open forward contracts, as applicable.